Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Going Concern [Abstract]
GOING CONCERN

3. GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has incurred losses since its inception resulting in an accumulated deficit of $13,001,117 and $12,209,446 as of March 31, 2019 and December 31, 2018, respectively, and incurred net loss of $873,317 and $713,622 for the three months ended March 31, 2019 and 2018, respectively. The Company also had working capital deficiency of $10,907,973 and $10,421,310 at March 31, 2019 and December 31, 2018, respectively. The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company upon signing of that agreement.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management's plans to obtain such resources for the Company include (1) obtaining capital from the sale of its equity securities (2) short-term and long-term borrowings from banks and third-parties, and (3) short-term borrowings from stockholders or other related party(ies) when needed. However, management cannot provide any assurance that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually to secure other sources of financing and attain profitable operations.

3. GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has incurred losses since its inception resulting in an accumulated deficit of $19,877,901 and $15,776,598 as of December 31, 2018 and 2017, respectively, and incurred net loss of $4,101,303 and $4,242,860 for the years ended December 31, 2018 and 2017, respectively. The Company also had working capital deficiency of $5,471,951 and $1,756,915 at December 31, 2018 and 2017, respectively. The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company upon signing of that agreement.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management's plans to obtain such resources for the Company include (1) obtaining capital from the sale of its equity securities (2) short-term and long-term borrowings from banks and third-parties, and (3) short-term borrowings from stockholders or other related party(ies) when needed. However, management cannot provide any assurance that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually to secure other sources of financing and attain profitable operations.